Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 88.7%
Communication Services - 3.2%
3,657,262	Angi, Inc.*	10,788,923
378,179	Cogent Communications Holdings, Inc.	19,725,817
329,770	Pinterest, Inc.*	7,683,641
130,826	Take-Two Interactive Software, Inc.*	14,260,034
882,684	Vizio Holding Corp.*	7,714,658
		60,173,073
Consumer Discretionary - 11.8%
520,795	Bright Horizons Family Solutions, Inc.*	30,023,832
218,685	Choice Hotels International, Inc.	23,950,381
175,795	Churchill Downs, Inc.	32,372,649
1,529,261	Clarus Corp.	20,599,146
348,293	First Watch Restaurant Group, Inc.*	5,043,283
904,556	Leslie's, Inc.*	13,306,019
1,031,002	MakeMyTrip, Ltd.*	31,651,761
2,104,477	Mister Car Wash, Inc.*	18,056,413
979,487	Terminix Global Holdings, Inc.*	37,504,557
80,502	TopBuild Corp.*	13,265,119
		225,773,160
Consumer Staples - 3.4%
234,990	Casey's General Stores, Inc.	47,590,175
544,601	Simply Good Foods Co.*	17,421,786
		65,011,961
Energy - 3.3%
564,131	Cactus, Inc.	21,679,554
1,223,754	ChampionX Corp.	23,948,866
201,253	Denbury, Inc.*	17,360,084
		62,988,504
Financials - 2.8%
790,909	Prosperity Bancshares, Inc.	52,737,812
Health Care - 22.5%
1,327,988	Abcam PLC ADR*	19,906,540
1,123,462	agilon health, Inc.*	26,311,480
1,171,633	Alignment Healthcare, Inc.*	13,872,135
117,739	Arvinas, Inc.*	5,238,208
182,017	Ascendis Pharma A/S ADR*	18,795,075
223,589	Biohaven Pharmaceutical Holding Co., Ltd.*	33,799,949
298,040	Blueprint Medicines Corp.*	19,637,856
495,771	Bruker Corp.	26,305,609
42,402	Charles River Laboratories International, Inc.*	8,344,714
476,000	Encompass Health Corp.	21,529,480
526,645	Establishment Labs Holdings, Inc.*	28,760,083
151,457	Fate Therapeutics, Inc.*	3,394,151
594,453	HealthEquity, Inc.*	39,929,408
322,118	Inari Medical, Inc.*	23,398,652
71,634	Karuna Therapeutics, Inc.*	16,112,636
1,910,047	NeoGenomics, Inc.*	16,445,505
323,797	Neurocrine Biosciences, Inc.*	34,390,479
189,244	Nevro Corp.*	8,818,770
461,448	OrthoPediatrics Corp.*	21,291,211
1,130,811	SI-BONE, Inc.*	19,743,960
115,795	Teleflex, Inc.	23,328,061
		429,353,962
Industrials - 13.5%
568,553	AZEK Co., Inc.*	9,449,351
115,138	Casella Waste Systems, Inc.*	8,795,392
185,888	FTI Consulting, Inc.*	30,803,501
1,364,277	IAA, Inc.*	43,452,222
30,786	IDEX Corp.	6,152,582
210,954	John Bean Technologies Corp.	18,142,044
200,234	Knight-Swift Transportation Holdings, Inc.	9,797,450
227,222	MSA Safety, Inc.	24,830,820
62,394	SiteOne Landscape Supply, Inc.*	6,497,711
85,533	Valmont Industries, Inc.	22,975,874
271,932	Waste Connections, Inc.	36,746,171
194,486	Woodward, Inc.	15,609,446
971,520	Zurn Elkay Water Solutions Corp.	23,802,240
		257,054,804
Information Technology - 25.1%
1,852,733	Accolade, Inc.*	21,158,211
559,819	Azenta, Inc.	23,993,842
432,277	Bentley Systems, Inc.	13,223,353
463,470	BlackLine, Inc.*	27,761,853
816,037	Dynatrace, Inc.*	28,406,248
366,775	Entegris, Inc.	30,449,660
417,654	Envestnet, Inc.*	18,543,838
1,813,870	EVO Payments, Inc.*	60,401,871
1,675,506	Genpact, Ltd.	73,336,898
3,572,533	Infinera Corp.*	17,291,060
207,133	Lattice Semiconductor Corp.*	10,193,015
91,879	Littelfuse, Inc.	18,255,438
906,204	Phreesia, Inc.*	23,090,078
332,090	Power Integrations, Inc.	21,360,029
673,845	PROS Holdings, Inc.*	16,643,971
935,788	Sumo Logic, Inc.*	7,018,410
153,696	WEX, Inc.*	19,510,170
488,757	Workiva, Inc.*	38,025,295
1,441,391	Zuora, Inc.*	10,637,466
		479,300,706
Materials - 3.1%
538,848	HB Fuller Co.	32,384,765
185,042	Quaker Houghton	26,716,364
		59,101,129
Total Common Stocks (Cost $1,675,000,253)		1,691,495,111

Private Placements - 0.1%
19,200	StepStone VC Global Partners IV-B, L.P.*^†	1,420,899
91,769	StepStone VC Global Partners V-B, L.P.*~†	128,652
Total Private Placements (Cost $–)		1,549,551

Real Estate Investment Trusts - 1.8%
541,211	DigitalBridge Group, Inc.	6,770,550
193,394	EastGroup Properties, Inc.	27,914,490
Total Real Estate Investment Trusts (Cost $35,245,206)		34,685,040

Exchange Traded Funds - 1.2%
295,772	SPDR S&P Biotech Exchange Traded Fund*	23,460,635
Total Exchange Traded Funds (Cost $23,941,090)		23,460,635

Short-Term Investments - 8.4%
Money Market Funds - 8.4%
160,954,406	First American Government Obligations Fund - Class Z, 2.74%#	160,954,406
Total Short-Term Investments (Cost $160,954,406)		160,954,406
Total Investments - 100.2% (Cost $1,895,140,955)		1,912,144,743
Liabilities in Excess of Other Assets - (0.2)%		(4,586,318)
NET ASSETS - 100.0%		$1,907,558,425

* Non-Income Producing
ADR - American Depositary Receipt
^ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

~ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund.

† These securities are being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments, except for the Private Placements, were categorized as Level 1 securities. The Private Placements are being fair valued using significant unobservable inputs and were categorized as Level 3 securities. Refer to the Fund's annual report for additional information regarding the valuation of the Private Placements.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.